SCHEDULE OF ANTI-DILUTIVE WARRANTS (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	150,000	150,000	150,000	150,000
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	354,432		354,432
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	26,464		26,464
Warrants - Common Stock (March 23 Public Raise) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	69,291		69,291
Warrants - Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	70,068	70,068	70,068	70,068	1,401,377	1,401,377
Warrants - Series B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	2,620	2,620	2,620	2,620	52,400	60,182
Private Placement Warrants (Dec 2022) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	26,478		26,478
Warrants Issued to Winx Capital Pty Ltd [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,324		1,324
Warrants Issued to Underwriters (IPO) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	3,177	3,177	3,177	3,177
Warrants Issued to Underwriters (March 23 Public Raise) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	32,750		32,750
Pre IPO Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	136,834	136,834	136,834	136,834	2,736,675	2,736,675
Warrants Issued to LSBD [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	150,000	150,000	150,000	150,000	3,000,000	3,000,000
Warrants Issued to Underwriters [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities					63,529	63,529
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities						1,300,000